Debt and Equity Securities - Gross Unrealized Losses and Fair Value of Company's Investments (Detail) $ in Thousands	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Less than 12 Months
Fair Value		$ 13,453
Unrealized Losses		$ 67
Number of Securities Included | security		31
12 Months or More
Fair Value		$ 12,484
Unrealized Losses		$ 399
Number of Securities Included | security		23
Total
Fair Value		$ 25,937
Unrealized Losses		466
Less than 12 Months
Fair Value	$ 12,715	129,494
Unrealized Losses	$ 90	$ 1,253
Number of Securities Included | security	16	80
12 Months or More
Fair Value	$ 266,362	$ 175,432
Unrealized Losses	$ 10,382	$ 4,793
Number of Securities Included | security	230	139
Total
Fair Value	$ 279,077	$ 304,926
Unrealized Losses	10,472	6,046
GSEs
Less than 12 Months
Fair Value	0	16,099
Unrealized Losses	$ 0	$ 190
Number of Securities Included | security	0	8
12 Months or More
Fair Value	$ 68,467	$ 55,726
Unrealized Losses	$ 2,979	$ 1,524
Number of Securities Included | security	28	21
Total
Fair Value	$ 68,467	$ 71,825
Unrealized Losses	2,979	1,714
Mortgage-backed securities
Less than 12 Months
Fair Value		3,316
Unrealized Losses		$ 21
Number of Securities Included | security		4
12 Months or More
Fair Value		$ 5,206
Unrealized Losses		$ 135
Number of Securities Included | security		5
Total
Fair Value		$ 8,522
Unrealized Losses		156
Less than 12 Months
Fair Value	8,651	92,180
Unrealized Losses	$ 64	$ 769
Number of Securities Included | security	10	43
12 Months or More
Fair Value	$ 137,457	$ 81,434
Unrealized Losses	$ 4,810	$ 1,782
Number of Securities Included | security	94	54
Total
Fair Value	$ 146,108	$ 173,614
Unrealized Losses	4,874	2,551
Asset-backed securities
Less than 12 Months
Fair Value	0	9,087
Unrealized Losses	$ 0	$ 181
Number of Securities Included | security	0	7
12 Months or More
Fair Value	$ 20,597	$ 16,510
Unrealized Losses	$ 844	$ 608
Number of Securities Included | security	14	8
Total
Fair Value	$ 20,597	$ 25,597
Unrealized Losses	844	789
Obligations of states and political subdivisions
Less than 12 Months
Fair Value		10,137
Unrealized Losses		$ 46
Number of Securities Included | security		27
12 Months or More
Fair Value		$ 7,278
Unrealized Losses		$ 264
Number of Securities Included | security		18
Total
Fair Value		$ 17,415
Unrealized Losses		310
Less than 12 Months
Fair Value	4,064	12,128
Unrealized Losses	$ 26	$ 113
Number of Securities Included | security	6	22
12 Months or More
Fair Value	$ 39,841	$ 21,762
Unrealized Losses	$ 1,749	$ 879
Number of Securities Included | security	94	56
Total
Fair Value	$ 43,905	$ 33,890
Unrealized Losses	$ 1,775	$ 992